Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
REVENUES	$ 10,281	$ 4,886	$ 3,284
COST OF REVENUES	5,145	2,499	1,889
GROSS PROFIT	5,136	2,387	1,395
OPERATING EXPENSES:
Research and development expenses	4,771	2,202	2,485
Selling and marketing expenses	8,348	4,215	3,783
General and administrative expenses	7,013	4,197	3,757
Impairment of goodwill	700	2,759	1,002
Contingent consideration measurement	(684)	345	159
TOTAL OPERATING EXPENSES	20,148	13,718	11,186
OPERATING LOSS	(15,012)	(11,331)	(9,791)
FINANCIAL INCOME (EXPENSE), net	942	3,240	(3,184)
LOSS BEFORE TAXES ON INCOME	(14,070)	(8,091)	(12,975)
TAX BENEFIT (TAXES ON INCOME)	945	246	(23)
NET LOSS FOR THE YEAR	$ (13,125)	$ (7,845)	$ (12,998)
BASIC LOSS PER SHARE (IN DOLLARS) (in Dollars per share)	$ (0.48)	$ (0.71)	$ (38.23)
DILUTED LOSS PER SHARE (IN DOLLARS) (in Dollars per share)	$ (0.48)	$ (0.84)	$ (41.25)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED TO COMPUTE (IN THOUSANDS):
BASIC (in Shares)	27,106	11,074	340
DILUTED (in Shares)	27,106	12,985	351